Exhibit 99.7 Schedule 1

Rating Agency Grades Detail Report
PRPM 2023-NQM2_9-20-23_FINAL
Run Date - 9/21/2023 09:30:00 AM

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXXXX	109772		C	A	C	A	A	A	A	A	Closed	FCRE1198	2022-06-23 16:19	2022-06-30 12:00	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-reserves received. - Due Diligence Vendor-06/30/2022 Ready for Review-Document Uploaded. - Seller-06/23/2022 Open-Audited Reserves of 2.62 month(s) are less than Guideline Required Reserves of 3 month(s) Total reserves requirement is of 3 month $ 3398.58 but we have assets only for 2 months $ 2962.98. Please provide the addition assets to meet the Reserves requirement of remaining balance $435.6 - Due Diligence Vendor-06/17/2022	Ready for Review-Document Uploaded. - Seller-06/23/2022	Resolved-reserves received. - Due Diligence Vendor-06/30/2022			[redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Purchase	NA	N/A	N/A	506405
XXXXXX	109770		D	B	D	B	A	A	A	A	Closed	FCRE1182	2022-08-01 08:42	2022-08-03 09:20	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Resolved-Approval/Underwriting Summary is fully present - Due Diligence Vendor-08/03/2022 Resolved-Received approval - Due Diligence Vendor-08/03/2022 Ready for Review-Document Uploaded. Loan Approval provided - Seller-08/02/2022 Open-Missing Approval/Underwriting Summary - Due Diligence Vendor-08/01/2022	Ready for Review-Document Uploaded. Loan Approval provided - Seller-08/02/2022	Resolved-Approval/Underwriting Summary is fully present - Due Diligence Vendor-08/03/2022 Resolved-Received approval - Due Diligence Vendor-08/03/2022			[redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Refinance	Cash Out - Other	N/A	N/A	578246
XXXXXX	109773		D	B	D	B	A	A	A	A	Closed	FCRE7347	2022-08-01 08:45	2022-08-03 09:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Received lease agreement - Due Diligence Vendor-08/03/2022 Ready for Review-Document Uploaded. Lease Agreement provided - Seller-08/02/2022 Open-Tenant occupying property, no lease agreement given - Due Diligence Vendor-08/01/2022	Ready for Review-Document Uploaded. Lease Agreement provided - Seller-08/02/2022	Resolved-Received lease agreement - Due Diligence Vendor-08/03/2022			[redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Refinance	Cash Out - Other	N/A	N/A	578250